UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  06/30/2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       August 7,2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total:  $105343



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hathaway Inc C COM              084670108      900     1000 SH       Sole                     1000
3m Co                          COM              88579Y101     4715    78452 SH       Sole                    78452
AT&T Inc.                      COM              00206R102      350    14080 SH       Sole                    14080
Automatic Data Processing      COM              053015103     3348    94475 SH       Sole                    94475
Berkshire Hathaway Inc Cl B    COM              084670207     5933     2049 SH       Sole                     2049
Bp Plc Adr                     COM              055622104      653    13686 SH       Sole                    13686
Bridgehampton National Bank    COM              108035106     3866   142033 SH       Sole                   142033
Cadbury Plc Spons Adr          COM              12721E102     1004    29200 SH       Sole                    29200
Chevron Corporation            COM              166764100     1349    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      768    41165 SH       Sole                    41165
Coca-Cola                      COM              191216100      672    14000 SH       Sole                    14000
Deere & Company                COM              244199105      799    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     3293    57525 SH       Sole                    57525
Duke Energy                    COM              26441C105      276    18888 SH       Sole                    18888
Ei Dupont De Nemours & Co      COM              263534109      340    13286 SH       Sole                    13286
Emerson Elec Co                COM              291011104     3980   122840 SH       Sole                   122840
Exxon Mobil Corp               COM              30231G102     4253    60840 SH       Sole                    60840
Factset Research Sys           COM              303075105     3518    70535 SH       Sole                    70535
Fpl Group Inc.                 COM              302571104      227     4000 SH       Sole                     4000
General Elec Co                COM              369604103     3812   325239 SH       Sole                   325239
Google Inc. Cl A               COM              38259P508     3175     7530 SH       Sole                     7530
Heineken Holding               COM              N39338194      325    10125 SH       Sole                    10125
Hewlett Packard                COM              428236103      719    18600 SH       Sole                    18600
Intel Corp.                    COM              458140100      471    28435 SH       Sole                    28435
International Business Machine COM              459200101     4022    38521 SH       Sole                    38521
Johnson & Johnson              COM              478160104     3370    59327 SH       Sole                    59327
Kraft Foods Inc Class A        COM              50075N104      253    10000 SH       Sole                    10000
L 3 Communications Hldg Corp   COM              502424104     3171    45705 SH       Sole                    45705
Laboratory Amer Hldgs Com New  COM              50540R409      746    11000 SH       Sole                    11000
Medtronic Inc.                 COM              585055106     4542   130184 SH       Sole                   130184
Nestle Sa                      COM              641069406     4102   109028 SH       Sole                   109028
Norfolk Southern Corp.         COM              655844108      490    13000 SH       Sole                    13000
Pepsico Inc.                   COM              713448108     3600    65507 SH       Sole                    65507
Pfizer Inc.                    COM              717081103      207    13800 SH       Sole                    13800
Plum Creek Timber Co.          COM              729251108      298    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     5747   112461 SH       Sole                   112461
Proshares Tr Pshs Shrt S&P500  COM              74347R503      421     6400 SH       Sole                     6400
Royal Dutch Shell Plc Spons Ad COM              780259206      402     8000 SH       Sole                     8000
Schlumberger                   COM              806857108     4399    81305 SH       Sole                    81305
Staples Inc.                   COM              855030102     4894   242501 SH       Sole                   242501
Stryker Corp                   COM              863667101     3123    78575 SH       Sole                    78575
Target Corp                    COM              87612E106     3390    85890 SH       Sole                    85890
Tesco PLC Ord                  COM              G87621101       66    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      355    11539 SH       Sole                    11539
Walgreen Co.                   COM              931422109     4364   148420 SH       Sole                   148420
Wyeth                          COM              983024100     1061    23374 SH       Sole                    23374
XTO Energy Inc.                COM              98385X106     3576    93760 SH       Sole                    93760